Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per common share:

	2015	2014
Numerator:
Net income attributable to ordinary shareholders for computing
net income per ordinary share – basic	$1,406,519	$6,828,308
Loss on valuation of warrants	7,906,529	-
Loss on valuation of convertible bonds	-	156,199
Net income attributable to ordinary shareholders for computing net income per ordinary share – diluted	$9,313,048	$6,984,507

Denominator:
Weighted average number of shares used in calculating net income per ordinary share – basic	6,462,577	4,560,000
Adjustments for
- Execution of convertible bonds	-	-
- Execution of stock warrant	-	-

Weighted average number of shares used in calculating net income per ordinary share – diluted	6,462,577	4,560,000

The 8,057,403 warrants were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive since the average share price for the years ended June 30, 2015 was lower than the warrants exercise price.

Net income per ordinary share – basic	$1.44	$1.53
Net income per ordinary share – diluted	$1.44	$1.53